Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share
Calculation of basic and diluted earnings per share

	2016	2017	2018
Net profit attributable to ordinary equity holders of the parent for basic earnings	2,474	3,114	3,584
Weighted average number of ordinary shares for basic earnings per share	60,477,840	60,755,706	61,202,710
Effect of share-based payments	167,197	404,357	522,116
Weighted average number of ordinary shares for diluted earnings per share	60,645,037	61,160,063	61,724,826
Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	40.91	51.25	58.56
Diluted, profit attributable to ordinary equity holders of the parent	40.79	50.92	58.06